Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Total trading assets	¥ 2,785,016	¥ 2,767,691
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	2,545,703	2,480,903
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 239,313	¥ 286,788